Related-Party Transactions (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related-Party Transactions
14. Related-Party Transactions
The Company has entered into certain transactions, as further described below, with Magnetar Financial LLC (“Magnetar”) and certain funds or accounts managed or advised by Magnetar, and such funds or accounts collectively held a significant equity interest in the Company.
Senior Secured Notes
In connection with the issuance of the 2021 Convertible Senior Secured Notes in October 2021, the Company granted Magnetar an option to purchase up to $15 million of the Company’s Class A common stock at the IPO price, which is equal to 375,000 shares at the IPO price of $40.00 per share, which is exercisable until the one-year anniversary of the IPO. As of June 30, 2025, this option is still outstanding and has not been exercised.
In October 2022, the Company executed a note issuance agreement and a note purchase agreement (the “2022 Senior Secured Notes”) and between October 2022 and April 2023, the Company issued $125 million of 2022 Senior Secured Notes with maturity dates between October 2025 and April 2026 to funds or accounts managed or advised by Magnetar, along with warrants to purchase 12,144,668 shares of the Company’s Class A common stock. In March 2025, the warrants were amended to fix the exercise price per share, and the Company concluded that these warrants met the requirements for equity classification. Refer to Note 11—Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders’ Equity (Deficit) for additional information. In July 2024, the Company redeemed these notes in full, paying $137 million. In connection with the issuance of the 2022 Senior Secured Notes, the Company granted Magnetar the right to purchase up to 5% of the Company’s Class A common stock issued at a price equal to the price per share in the Company’s IPO. This option expired unexercised in connection with the IPO.
Redeemable Convertible Preferred Stock Financing
Between April 2023 and May 2024, the Company issued a number of shares of different classes of redeemable convertible preferred stock, some of which were acquired by certain of the Company’s directors, holders of more than 5% of the Company’s outstanding capital stock, and their affiliates or funds or accounts managed thereby. As described in Note 11—Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders’ Equity (Deficit), the shares of redeemable convertible preferred stock were converted in connection with the IPO.
Delayed Draw Term Loan Facilities
As of June 30, 2025 and December 31, 2024, $388 million and $438 million in aggregate principal amount, respectively, of the DDTL 1.0 Facility was outstanding and held by funds or accounts managed or advised by Magnetar. The Company has paid to funds or accounts managed or advised by Magnetar $30 million and $5 million in principal and incurred $14 million and $18 million in interest expense for the three months ended June 30, 2025 and 2024, respectively. The Company has paid to funds or accounts managed or advised by Magnetar $55 million and $5 million in principal and incurred $29 million and $31 million in interest expense for the six months ended June 30, 2025 and 2024, respectively. Refer to Note 10—Debt for additional information.
As of June 30, 2025 and December 31, 2024, $137 million and $106 million of the DDTL 2.0 Facility was outstanding and held by funds or accounts managed or advised by Magnetar, respectively. The Company has not made principal payments on the DDTL 2.0 Facility as of June 30, 2025. The Company incurred $3 million and $6 million, respectively, in interest expense for the three and six months ended June 30, 2025, respectively, and none for the three and six months ended June 30, 2024, associated with amounts held by funds or accounts managed or advised by Magnetar. Refer to Note 10—Debt for additional information.
Magnetar Loan
In connection with the MagAI Capacity Agreement with MagAI Ventures, the Company had $257 million outstanding under the Magnetar Loan as of June 30, 2025. The deposit of $230 million was previously classified within other current liabilities on the condensed consolidated balance sheets as of December 31, 2024. The Company incurred $8 million and $27 million, respectively, in interest expense in connection with the Magnetar Loan for the three and six months ended June 30, 2025. Refer to Note 10—Debt for additional information.
Strategic Investment
In June 2024, the Company contributed $50 million to a fund managed by Magnetar in connection with the fund’s purchase of a third-party’s preferred stock. The Company consolidated the fund and accounted for the purchased preferred stock as privately held equity securities that do not have a readily determinable fair value measured at cost, with subsequent adjustments for observable price changes or impairments. The investment is included in other non-current assets on the condensed consolidated balance sheets.
Unconsolidated Joint Venture
In June 2025, the Company entered into a forward-starting lease and a development management agreement in connection with the JV, which is an unconsolidated subsidiary of the Company and a related party. These agreements are deemed to be priced at market terms as they were negotiated as part of an arms-length negotiations with the other investor in the JV. During the three and six months ended June 30, 2025, the Company did not recognize any income or expenses in the condensed consolidated statements of operations pursuant to these agreements. Refer to Note 8—Leases for additional information.

14. Related-Party Transactions
The Company has entered into a series of related party arrangements as described below.
The Company has entered into certain transactions, as further described below, with Magnetar Financial LLC (“Magnetar”) and certain funds or accounts managed or advised by Magnetar, and such funds or accounts collectively held a significant equity interest in the Company.
Senior Secured Notes
In October 2021, the Company issued $20 million of 2021 Convertible Senior Secured Notes to funds or accounts managed or advised by Magnetar, with a maturity date in 2025. The principal amount increased to $50 million in April 2022. In September 2024, these notes were converted into shares of the Company’s Class A common stock. Refer to Note 10—Debt for additional information. In connection with the issuance of the 2021 Convertible Senior Secured Notes, the Company granted Magnetar an option to purchase up to $15 million in the Company’s Class A common stock, at a price equal to the price per share in the Company’s IPO, which is exercisable until the one-year anniversary of such offering of the Company’s Class A common stock. In September 2024, the investors elected to convert all 2021 Convertible Senior Secured Notes, resulting in the issuance of 24,543,980 shares of Class A common stock.
Between October 2022 and April 2023, the Company issued $125 million of 2022 Senior Secured Notes with maturity dates between October 2025 and April 2026 to funds or accounts managed or advised by Magnetar, along with warrants to purchase 12,144,668 shares of the Company’s Class A common stock. In July 2024, the Company redeemed these notes in full, paying $137 million. Refer to Note 10—Debt for additional information. In connection with the issuance of the 2022 Senior Secured Notes, the Company granted Magnetar the right to purchase up to 5% of the Company’s Class A common stock issued at a price equal to the price per share in the Company’s IPO.
Redeemable Convertible Preferred Stock Financing
Between April 2023 and May 2024, the Company issued a number of shares of different classes of redeemable convertible preferred stock, some of which were acquired by certain of the Company’s directors, holders of more than 5% of the Company’s outstanding capital stock, and their affiliates or funds or accounts managed thereby. Refer to Note 11—Redeemable Convertible Preferred Stock and Stockholders’ Deficit for additional information.
Tender Offer
In December 2023, employees and certain stockholders of the Company offered 41,476,000 shares of common stock, which were purchased by certain existing stockholders and new stockholders. Entities managed or advised by a single stockholder participated in the tender offer as purchasers. Upon completion of the tender offer, these entities were deemed to beneficially own more than 5% of the Company’s outstanding shares of capital stock, on an aggregated basis.
In October 2024, employees and certain stockholders of the Company offered 13,851,240 shares of Class A common stock, which were purchased by certain existing stockholders and new stockholders. Entities managed or advised by a single stockholder participated in the tender offer as purchasers. Upon completion of the tender offer, these entities were deemed to beneficially own more than 5% of the Company’s outstanding shares of capital stock, on an aggregated basis.
Delayed Draw Term Loan Facilities
In July 2023, a subsidiary of the Company entered into the DDTL 1.0 Facility of $2.3 billion, including $520 million from funds or accounts managed or advised by Magnetar. As of December 31, 2023 and 2024, $311 million and $438 million in aggregate principal amount, respectively, of the DDTL 1.0 Facility was outstanding and held by funds or accounts managed or advised by Magnetar. The Company has paid to funds or accounts managed or advised by Magnetar $0 million and $63 million in principal and incurred $6 million and $66 million in interest expense for the years ended December 31, 2023 and 2024, respectively. Refer to Note 10—Debt for additional information.
In May 2024, a different subsidiary of the Company entered into the DDTL 2.0 Facility of up to $7.6 billion, including $210 million from funds or accounts managed or advised by Magnetar. As of December 31, 2024,
$106 million of the DDTL 2.0 Facility was outstanding and held by funds or accounts managed or advised by Magnetar. The Company paid to funds or accounts managed or advised by Magnetar $0 million in principal and incurred $3 million in interest expense for the year ended December 31, 2024. Refer to Note 10—Debt for additional information.
Strategic Investment Related to a Purchase of Series D Preferred Stock
In June 2024, the Company contributed $50 million to a fund managed by Magnetar in connection with the fund’s purchase of a third-party’s preferred stock. The Company has the right to request a distribution in kind of up to 99% of its interest in the fund, which will be satisfied by distributing shares of the third-party company’s preferred stock. The fund did not meet the definition of a VIE, and under the VOE model, the Company has a majority equity interest and has control over significant operating, financial, and investing decisions of the fund. The Company consolidated the fund and accounted for the purchased preferred stock as privately held equity securities that do not have a readily determinable fair value measured at cost, with subsequent adjustments for observable price changes or impairments.
To the extent there is an in-kind distribution of the third-party’s preferred stock to the Company and following such distribution the Company sells any shares of such preferred stock (or any securities into which such stock is converted or exchanged), the Company will allocate the net proceeds from such sale as follows: (i) 100% of the net proceeds to the Company until it receives an amount equal to its aggregate capital contribution and (ii) thereafter, 75% of the net proceeds to the Company and 25% to an affiliate of Magnetar.
Other Transactions
In August 2024, the Company entered into an AI Computing Service Reserved Capacity and Prepayment Agreement with MagAI Ventures (the “MagAI Capacity Agreement”). Under this agreement, the Company will provide portfolio companies of MagAI Ventures with a pre-determined amount of cloud computing services at a pre-negotiated hourly rate. The specific amount of cloud computing services, inclusive of the capacity and term, to be used by each portfolio company, if any, will be negotiated individually with each portfolio company, and will be subject to final approval by MagAI Ventures. The Company received a refundable deposit of $230 million in connection with the MagAI Capacity Agreement. Any consumption of cloud services by MagAI Ventures, including by their portfolio companies, under this arrangement is deducted from this deposit amount, with the unused portion refunded back to MagAI Ventures at the end of the term of the arrangement. Throughout the term of the arrangement, if MagAI Ventures portfolio companies do not contract for the full amount of the pre-determined cloud computing services, the Company may agree with MagAI Ventures to instead use this available capacity for other customers, and share profits with MagAI Ventures for any revenues realized above the revenues that would have been generated by charging these customers the MagAI Ventures pre-negotiated rate.
Additionally, the MagAI Capacity Agreement provides for certain termination options for MagAI Ventures, including if a specified amount of capacity is not available by a target commencement date. The MagAI Capacity Agreement runs for an initial period of four years, with an option for MagAI Ventures to extend for two additional years. As of December 31, 2024, the refundable deposit is included within other current liabilities on the consolidated balance sheet, as no services had yet been provided under this arrangement. In February 2025, the MagAI Capacity Agreement was amended to provide certain termination for convenience rights to MagAI Ventures. Upon such termination, the unused portion of deposit will be refunded with a specified multiplier.
In September 2024, the Company entered into an equity exchange right agreement with each of its co-founders. This agreement grants each co-founder the right, but not the obligation, to exchange shares of Class A common stock received upon the exercise or settlement of equity awards for shares of Class B common stock. This right applies to equity awards previously granted to the Company’s co-founders and to equity awards that may be granted to the Company’s co-founders in the future.